      Supplement to Prospectus Dated May 1, 2001 for M's Versatile Product
               Flexible Premium Variable Life Insurance Policies
                    Issued by Pacific Life Insurance Company

                      ---------------------------------------------------------
Automated Income       Our automated income option ("AIO") program allows you
Option                 to make scheduled withdrawals or loans. Your policy is
                       eligible after the 7th policy anniversary. To begin the
Withdrawals and        program, you must have a minimum net cash surrender
loans may reduce       value of $50,000, and your policy must not qualify as a
policy values and      modified endowment contract.
benefits. They may
also increase your     You request participation in the AIO program and
risk of lapse. In      specify your AIO preferences by sending us an AIO
order to minimize      request form. If you wish to do so, contact your
the risk of lapse,     registered representative for an AIO request form.
you should not take
additional loans or    There is no fee to participate in the AIO program. The
withdrawals while      $25 fee for withdrawals under the AIO program is
you are in the AIO     currently waived.
program.
                       Here's how the program works:
Distributions under
the AIO program may    . You can set up the income stream from your policy on
result in tax            either a monthly or annual basis. Each scheduled
liability. Please        income payment must be at least $500 if you choose to
consult your tax         receive monthly payments, or $1,000 if you choose
advisor.                 annual payments.

For more               . You may choose to receive either a fixed amount of
information, see         income or an amount based on a fixed duration.
Withdrawals,             Depending upon your objectives, you may wish to
Surrenders and           reduce your face amount or change your policy's death
Loans and Variable       benefit option in order to maximize your income.
life insurance and
your taxes in the      . You choose the scheduled income payment date. You may
prospectus.              elect to have your income payments sent either by
                         check or by electronic deposit to a bank account. The effective date of the withdrawal or loan will be the business day before any income payment date.

                       . If the scheduled income payment date falls on a
                         weekend or holiday, the actual income payment date will be the business day before the scheduled income payment date.

                       . The withdrawal or loan will be taken from your
                         policy's investment options in proportion to the accumulated value in each option.

Over time, your        Upon our receipt of your AIO request form, we will run
policy's actual        a hypothetical illustration to determine if your
performance, and       request can be fulfilled, or if any adjustments will be
perhaps your use of    necessary. We use the illustration to test your policy
the policy's           for the minimum net cash surrender value requirement.
options, are likely    Your policy must continue to have an illustrated net
to vary from the       cash surrender value at age 100 sufficient to meet the
assumptions used in    minimum accumulated value required to allow for payment
the illustrations.     of policy charges, including policy loan interest.
Changes in your
policy's investment    Illustrations generally will be run at an annual gross
option allocations     earnings rate chosen by you, not to exceed 10%. No
can impact your        earnings rate used is a guarantee or indication of
future values and      actual earnings.
income you receive.
Your policy may        We will complete an AIO agreement form, and send it and
also be more           the illustration to your registered representative for
susceptible to         delivery to you. The AIO agreement form will confirm
lapse.                 your income payment amount, frequency and duration, and
                       will also confirm your policy's cost basis and other
You are responsible    information about your elections under the AIO program.
to monitor your
policy's               Unless you request otherwise, distributions under the
accumulated value      AIO program will be taken first as withdrawals if not
to ensure your         taxable, then they will be taken as loans.
policy is not in
danger of lapsing.     Payments under the AIO program will begin as scheduled
You may need to        once we receive your signed AIO agreement form. We will
make additional        send you a letter confirming the date and amount of the
premium payments or    first income payment.
loan repayments to
prevent your policy
from lapsing.

You will not
receive a notice to
remind you of your
scheduled premium
payments while you
are in the AIO
program.

Supplement dated June 15, 2001

                       The income payments will usually remain constant during each income period, unless there is insufficient net cash surrender value to make a payment. The duration of each income period is one year, except that the first income period may differ depending on the following:

                       . If the AIO program start date is six months or more
                         from your next policy anniversary, the income period will end on the next policy anniversary. In this case, the first income period will last at least six months, but not more than one year.

                       . If the AIO program start date is less than six months
                         from your next policy anniversary, the income period will extend to the following policy anniversary. In this case, the first income period will last at least one year, but not more than 18 months.

There is no charge     After the first income period, and each year you remain
for illustrations      in the AIO program, we will run an illustration after
we run in              each policy anniversary. This illustration will
connection with the    generally be run at a rate chosen by you, not to exceed
AIO program. They      a gross annual rate of 10%. Your policy must continue
do not count toward    to have an illustrated net cash surrender value at age
your one free          100 sufficient to meet the minimum accumulated value
illustration per       required to allow for payment of policy charges,
year.                  including policy loan interest.

                       We will send you a letter and the illustration to notify you of any changes in your income payment amount or duration. The new income payment amount will be effective on the income payment date following the previous income period.

                       You may discontinue participation in the AIO program at any time by sending a written notice to us.




Form No. 15-23507-00

      Supplement to Prospectus Dated May 1, 2001 for M's Versatile Product
               Flexible Premium Variable Life Insurance Policies
                    Issued by Pacific Life Insurance Company

                      ---------------------------------------------------------
Persistency Credit     Policies issued after April 30, 2001 may be eligible
                       for a persistency credit. Here's how it works:

                       Beginning on your 16th policy anniversary and on each policy anniversary thereafter, we may credit your policy with a persistency credit of 0.10% on an annual basis. We calculate the persistency credit amount on your policy's average accumulated value less any outstanding loan amount on each monthly payment date during the preceding policy year. We add it proportionately to your investment options according to your most recent allocation instructions.

                       Beginning on your 21st policy anniversary, we may increase your annual persistency credit to 0.30%.

                       Your policy's persistency credit is not guaranteed, and we may discontinue the program at any time.

                      ---------------------------------------------------------
Automated Income       Our automated income option ("AIO") program allows you
Option                 to make scheduled withdrawals or loans. Your policy is
                       eligible after the 7th policy anniversary. To begin the
Withdrawals and        program, you must have a minimum net cash surrender
loans may reduce       value of $50,000, and your policy must not qualify as a
policy values and      modified endowment contract.
benefits.
They may also          You request participation in the AIO program and
increase your risk     specify your AIO preferences by sending us an AIO
of lapse. In order     request form. If you wish to do so, contact your
to minimize the        registered representative for an AIO request form.
risk of lapse, you
should not take        There is no fee to participate in the AIO program. The
additional loans or    $25 fee for withdrawals under the AIO program is
withdrawals while      currently waived.
you are in the AIO
program.               Here's how the program works:

Distributions under    . You can set up the income stream from your policy on
the AIO program may      either a monthly or annual basis. Each scheduled
result in tax            income payment must be at least $500 if you choose to
liability. Please        receive monthly payments, or $1,000 if you choose
consult your tax         annual payments.
advisor.
                       . You may choose to receive either a fixed amount of
                         income or an amount based on a fixed duration.
For more                 Depending upon your objectives, you may wish to
information, see         reduce your face amount or change your policy's death
Withdrawals,             benefit option in order to maximize your income.
Surrenders and
Loans and Variable     . You choose the scheduled income payment date. You may
life insurance and       elect to have your income payments sent either by
your taxes in the        check or by electronic deposit to a bank account. The
prospectus.              effective date of the withdrawal or loan will be the
                         business day before any income payment date.

                       . If the scheduled income payment date falls on a
                         weekend or holiday, the actual income payment date will be the business day before the scheduled income payment date.

                       . The withdrawal or loan will be taken from your
                         policy's investment options in proportion to the accumulated value in each option.

Supplement dated June 15, 2001

Over time, your        Upon our receipt of your AIO request form, we will run
policy's actual        a hypothetical illustration to determine if your
performance, and       request can be fulfilled, or if any adjustments will be
perhaps your use of    necessary. We use the illustration to test your policy
the policy's           for the minimum net cash surrender value requirement.
options, are likely    Your policy must continue to have an illustrated net
to vary from the       cash surrender value at age 100 sufficient to meet the
assumptions used in    minimum accumulated value required to allow for payment
the illustrations.     of policy charges, including policy loan interest.
Changes in your
policy's investment    Illustrations generally will be run at an annual gross
option allocations     earnings rate chosen by you, not to exceed 10%. No
can impact your        earnings rate used is a guarantee or indication of
future values and      actual earnings.
income you receive.
Your policy may        We will complete an AIO agreement form, and send it and
also be more           the illustration to your registered representative for
susceptible to         delivery to you. The AIO agreement form will confirm
lapse.                 your income payment amount, frequency and duration, and
                       will also confirm your policy's cost basis and other
You are responsible    information about your elections under the AIO program.
to monitor your
policy's               Unless you request otherwise, distributions under the
accumulated value      AIO program will be taken first as withdrawals if not
to ensure your         taxable, then they will be taken as loans.
policy is not in
danger of lapsing.     Payments under the AIO program will begin as scheduled
You may need to        once we receive your signed AIO agreement form. We will
make additional        send you a letter confirming the date and amount of the
premium payments or    first income payment.
loan repayments to
prevent your policy    The income payments will usually remain constant during
from lapsing.          each income period, unless there is insufficient net
                       cash surrender value to make a payment. The duration of
You will not           each income period is one year, except that the first
receive a notice to    income period may differ depending on the following:
remind you of your
scheduled premium      . If the AIO program start date is six months or more
payments while you       from your next policy anniversary, the income period
are in the AIO           will end on the next policy anniversary. In this
program.                 case, the first income period will last at least six
                         months, but not more than one year.

                       . If the AIO program start date is less than six months
                         from your next policy anniversary, the income period will extend to the following policy anniversary. In this case, the first income period will last at least one year, but not more than 18 months.

There is no charge     After the first income period, and each year you remain
for illustrations      in the AIO program, we will run an illustration after
we run in              each policy anniversary. This illustration will
connection with the    generally be run at a rate chosen by you, not to exceed
AIO program. They      a gross annual rate of 10%. Your policy must continue
do not count toward    to have an illustrated net cash surrender value at age
your one free          100 sufficient to meet the minimum accumulated value
illustration per       required to allow for payment of policy charges,
year.                  including policy loan interest.

                       We will send you a letter and the illustration to notify you of any changes in your income payment amount or duration. The new income payment amount will be effective on the income payment date following the previous income period.

                       You may discontinue participation in the AIO program at any time by sending a written notice to us.

Form No. 15-23513-00

                                                                               2